Stockpiles and ore on leach pads, net	12 Months Ended
Dec. 31, 2021
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of stockpiles and ore on leach pads [Line Items]
Stockpiles and ore on leach pads, net

8.     Stockpiles and ore on leach pads, net

(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Current portion -
Stockpiles	—	7,363
Ore on leach pads	111,358	124,364
Net realizable value adjustment (b)	(1,259)	(10,212)

	110,099	121,515

Non-current portion -
Stockpiles	39,627	33,088
Ore on leach pads	44,546	39,674
Net realizable value adjustment (b)	—	(3,075)

	84,173	69,687

(b)	The provision for net realizable value adjustment had the following movement during the years 2021, 2020 and 2019:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Opening balance, note 19	13,287	47,925	62,540
Provision	14,137	37,880	90,365
Reversal of provision	(26,165)	(72,518)	(63,778)

Ending balance, note 19	1,259	13,287	89,127

Provision reversals correspond to improvements of the overall long-term market conditions that reduced the gap between stockpiles and leach pads’ cost and their net realizable value.